Consolidated Statements of Income/(Loss) and Comprehensive Income/(Loss)		12 Months Ended
		Jun. 30, 2025 HKD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 HKD ($) $ / shares shares	Jun. 30, 2023 HKD ($) $ / shares shares
Revenues
Total revenues		$ 27,429,319	$ 3,494,225	$ 30,124,952	$ 31,466,673
Cost of revenues		(15,748,088)	(2,006,151)	(13,951,669)	(12,999,672)
Operating expenses
Selling, general and administrative expenses		(20,830,556)	(2,653,608)	(9,047,204)	(8,178,103)
Research and development expenses		(18,686,290)	(2,380,449)
Reversal of provision for (Provision for) credit losses		77,218	9,837	(101,598)	61,357
Total operating expenses		(39,439,628)	(5,024,220)	(9,148,802)	(8,116,746)
Income (Loss) from operations		(27,758,397)	(3,536,146)	7,024,481	10,350,255
Other income (expense)
Interest income		757,385	96,483	221,723	186,390
Interest expense		(59,771)	(7,614)	(34,674)	(123,269)
Other income		27,658	3,523	77,762	402,967
Total other income		725,272	92,392	264,811	466,088
Income (Loss) before income tax		(27,033,125)	(3,443,754)	7,289,292	10,816,343
Income tax expense		(535,588)	(68,229)	(1,783,803)	(1,805,663)
Net income (loss)		(27,568,713)	(3,511,983)	5,505,489	9,010,680
Foreign currency translation adjustment		(148,959)	(18,976)	13,205	(45,583)
Comprehensive income (loss)		$ (27,717,672)	$ (3,530,959)	$ 5,518,694	$ 8,965,097
Weighted average number of ordinary shares
Basic (in Shares)	[1]	1,805,534	1,805,534	1,600,000	1,600,000
Diluted (in Shares)	[1]	1,805,534	1,805,534	1,600,000	1,600,000
Earnings (Losses) per share
Basic (in Dollars per share and Dollars per share) | (per share)	[1]	$ (15.27)	$ (1.95)	$ 3.44	$ 5.63
Diluted (in Dollars per share and Dollars per share) | (per share)	[1]	$ (15.27)	$ (1.95)	$ 3.44	$ 5.63
Employment Services
Revenues
Total revenues		$ 9,829,206	$ 1,252,144	$ 12,529,119	$ 14,485,440
Payroll Outsourcing Services
Revenues
Total revenues		$ 17,600,113	$ 2,242,081	$ 17,595,833	$ 16,981,233

[1]	Giving retroactive effect to the 1,600 for 1 share split effected on December 19, 2022.